Fair Value Measurements - Liabilities Measured at fair value (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Notes payable, net of discount of $0 and $2,550,780	$ 156,486		$ 611,641
Warrant liability	0	$ 4,516,485	4,057,927
SAFE Agreement | Fair Value, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Warrant liability		4,824,217
SAFE Agreement | Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Warrant liability		4,824,217
Warrant Exchange Agreement | Fair Value, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Warrant liability		4,516,485
Warrant Exchange Agreement | Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Warrant liability		4,516,485
2022 Notes | Fair Value, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Notes payable, net of discount of $0 and $2,550,780	156,486
2022 Notes | Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Notes payable, net of discount of $0 and $2,550,780	$ 156,486
2022 Notes | SAFE Agreement
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Warrant liability		4,824,217
2022 Notes | SAFE Agreement | Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Warrant liability		4,824,217
2022 Notes | Warrant Exchange Agreement
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Warrant liability		4,516,485	4,057,927
2022 Notes | Warrant Exchange Agreement | Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Warrant liability		$ 4,516,485	4,057,927
2022 Notes | Contingent Interest
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Warrant liability			59,890
2022 Notes | Contingent Interest | Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Warrant liability			$ 59,890